UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/16 - 9/30/2016

Item 1 - Schedule of Investments - September 30, 2016 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 128.19% (d)(f)
Aerospace & Defense - 2.51%
3,075	Bombardier, Inc., Senior Notes,
	7.50%, 03/15/18 (g)	B3	3,260
425	Huntington Ingalls Industries, Senior Notes,
	5%, 11/15/25 (g)	Ba2	449
900	Standard Aero Aviation Holdings Inc., Senior Notes,
	10%, 07/15/23 (g)	Caa2	968
450	Transdigm, Inc., Senior Subordinated Notes,
	6.375%, 6/15/26 (g)	B3	467
350	Transdigm, Inc., Senior Subordinated Notes,
	6.50%, 07/15/24	B3	368
300	Transdigm, Inc., Senior Subordinated Notes,
	6.50%, 05/15/25	B3	312
			5,824

Airlines - 1.50%
100	Air Canada, Senior Notes,
	6.75%, 10/01/19 (g)	Ba3	103
1,100	American Airlines Group, Senior Notes,
	5.50%, 10/01/19 (g)	B1	1,141
116	American Airlines Group, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	121
1,325	American Airlines Group, Senior Notes,
	6.125%, 06/01/18	B1	1,381
118	United Airlines, Senior Notes,
	4.625%, 03/03/24	(e)	120
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	B1	604
			3,470

Automotive - 2.25%
350	Adient Global Holdings, Senior Notes,
	4.875%, 08/15/26 (g)	Ba3	351
325	Allison Transmission, Inc., Senior Notes,
	5%, 10/01/24 (g)	Ba3	333
350	Group 1 Automotive, Inc., Senior Notes,
	5%, 06/01/22	Ba2	352
275	Group 1 Automotive, Inc., Senior Notes,
	5.25%, 12/15/23 (g)	Ba2	277
825	MPG Holdco Inc., Senior Notes,
	7.375%, 10/15/22	B3	843
575	Penske Auto Group, Inc., Senior Subordinated Notes,
	5,50%, 5/15/26	B1	575
400	Penske Auto Group, Inc., Senior Subordinated Notes,
	5.75%, 10/01/22	B1	415
525	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	517
100	Sonic Automotive, Inc., Senior Subordinated Notes,
	7%, 07/15/22	B2	106
1,325	TI Group Auto Systems, L.L.C., Senior Notes,
	8.75%, 07/15/23 (g)	Caa1	1,441
			5,210

Broadcasting - 4.16%
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	Ba3	1,091
600	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	625
375	iHeart Communications, Inc., Senior Notes,
	9%, 12/15/19	B1	296
450	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	Ba3	468
475	Lin Television Corporation, Senior Notes,
	5.875%, 11/15/22	B3	498
1,450	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	1,349
650	Nexstar Broadcasting, Inc., Senior Notes,
	5.625%, 08/01/24 (g)	B3	653
725	Outfront Media Capital LLC, Senior Notes,
	5.25%, 02/15/22	B1	753
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	260
250	Sinclair Television Group, Inc., Senior Notes,
	5.875%, 3/15/26 (g)	B1	260
800	Sirius XM Radio, Inc., Senior Notes,
	6%, 07/15/24 (g)	Ba3	850
825	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	837
825	Tribune Media Company, Senior Notes,
	5.875%, 07/15/22	B2	835
550	Univision Communications, Inc., Senior Notes,
	5.125%, 02/15/25 (g)	B2	553
300	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	318
			9,646

Building & Real Estate - 1.69%
525	Greystar Real Estate Partners, LLC, Senior Notes,
	8.25%, 12/01/22 (g)	B2	554
750	Howard Hughes Corporation, Senior Notes,
	6.875%, 10/01/21 (g)	Ba3	788
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	308
350	Shea Homes Limited Partnership, Senior Notes,
	5.875%, 04/01/23 (g)	B2	348
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	B2	444
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B3	692
750	William Lyon Homes, Inc., Senior Notes,
	8.50%, 11/15/20	B3	782
			3,916

Building Products - 1.66%
250	ABC Supply Company, Inc., Senior Notes,
	5.75%, 12/15/23 (g)	B3	262
700	Cemex Finance LLC, Senior Notes,
	7.75%, 4/16/26 (g)	(e)	774
550	LSF9 Balta Issuer, S.A. , Senior Notes,
	7.75%, 09/15/22 (EUR)	B2	661
275	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	B1	289
750	Reliance Intermediate Holdings L.P., Senior Notes,
	6.50%, 04/01/23 (g)	B1	787
750	RSI Home Products, Inc., Senior Notes,
	6.50%, 03/15/23 (g)	B1	793
275	Springs Industries, Inc., Senior Notes,
	6.25%, 06/01/21	B2	286
			3,852

Cable Operators - 15.44%
375	Altice Financing S.A., Senior Notes,
	6.625%, 02/15/23 (g)	B1	384
975	Altice Financing S.A., Senior Notes,
	7.50%, 05/15/26 (g)	B1	1,015
1,100	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	1,158
1,825	Altice Luxembourg S.A., Senior Notes,
	7.625%, 02/15/25 (g)	B3	1,871
2,175	Altice Luxembourg S.A., Senior Notes,
	7.75%, 05/15/22 (g)	B3	2,319
425	B Communications Ltd., Senior Notes,
	7.375%, 02/15/21 (g)	(e)	457
300	Cable One, Inc., Senior Notes,
	5.75%, 06/15/22 (g)	B1	313
575	CCO Holdings, LLC, Senior Notes,
	5.50%, 05/01/26 (g)	B1	601
425	CCO Holdings, LLC, Senior Notes,
	5.75%, 09/01/23	B1	449
1,225	CCO Holdings, LLC, Senior Notes,
	5.75%, 01/15/24	B1	1,295
1,325	CCO Holdings, LLC, Senior Notes,
	5.875%, 04/01.24 (g)	B1	1,411
700	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	733
500	Cequel Communications Holdings I, LLC, Senior Notes,
	5.125%, 12/15/21 (g)	Caa1	500
2,275	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	Caa1	2,343
1,000	Cequel Communications Holdings I, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	Caa1	1,088
200	CSC Holdings, LLC, Senior Notes,
	6.625%, 10/15/25 (g)	Ba1	217
4,550	CSC Holdings, LLC, Senior Notes,
	10.125%, 01/15/23 (g)	B2	5,233
1,050	CSC Holdings, LLC, Senior Notes,
	10.875%, 10/15/25 (g)	B2	1,230
525	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	541
1,125	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	1,212
1,275	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26 (g)	Ba3	1,355
550	LGE Holdco VI B.V., Senior Notes,
	7.125%, 05/15/24 (g) (EUR)	B2	688
175	Netflix, Inc., Senior Notes,
	5.75%, 03/01/24	B1	188
700	SFR Group S.A., Senior Notes,
	6.25%, 05/15/24 (g)	B1	695
900	Unitymedia Hessen GmbH & Company, Senior Notes,
	5%, 01/15/25 (g)	Ba3	918
1,975	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	2,081
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	599
375	Virgin Media Finance, Plc, Senior Notes,
	6%, 10/15/24 (g)	B2	386
650	Virgin Media Finance, Plc, Senior Notes,
	6.375%, 04/15/23 (g)	B2	683
325	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	330

950	Virgin Media Secured Finance, Plc, Senior Notes,
	5.50%, 08/15/26 (g)	Ba3	969
100	Virgin Media Secured Finance, Plc, Senior Notes,
	6.25%, 03/28/29 (GBP)	Ba3	138
700	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	724
710	WideOpenWest Finance, LLC, Senior Notes,
	10.25%, 07/15/19	Caa1	747
294	WideOpenWest Finance, LLC, Senior Subordinated Notes,
	13.375%, 10/15/19	Caa1	312
625	Ziggo Bond Finance BV, Senior Notes,
	6%, 01/15/27 (g)	B2	619
			35,802

Chemicals - 2.58%
990	Consolidated Energy Finance, Senior Notes,
	6.75%, 10/15/19 (g)	B2	978
450	CVR Partners, L.P., Senior Notes,
	9.25%, 06/15/23 (g)	B1	434
475	W.R. Grace & Company Conn., Senior Notes,
	5.125%, 10/01/21 (g)	Ba3	505
1,425	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20	B3	1,250
250	Hexion Specialty Chemicals, Inc., Senior Notes,
	10%, 04/15/20	B3	248
75	Huntsman International, Senior Notes,
	4.875%, 11/15/20	B1	78
650	Ineos Group Holdings S.A., Senior Notes,
	5.625%, 08/01/24 (g)	B3	636
475	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	Caa1	462
475	Platform Specialty Products Corporation, Senior Notes,
	10.375%, 05/01/21 (g)	Caa1	512
350	PQ Corporation, Senior Notes,
	6.75%, 11/15/22 (g)	B2	372
500	Univar, Inc., Senior Notes,
	6.75%, 07/15/23 (g)	Caa1	512
			5,987

Consumer Products - 1.67%
575	24 Hour Holdings III LLC, Senior Notes,
	8%, 06/01/22 (g)	Caa1	469
475	Avon International, Operating Company, Senior Notes,
	7.875%, 08/15/22 (g)	Ba1	489
300	Central Garden and Pet Company, Senior Notes,
	6.125%, 11/15/23	B2	322
650	Energizer Spinco, Inc., Senior Notes,
	5.50%, 06/15/25 (g)	Ba3	675
675	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	695
400	Tempur Sealy International Inc., Senior Notes,
	5.50%, 06/15/26 (g)	B1	412
400	Tempur Sealy International Inc., Senior Notes,
	5.625%, 10/15/23	B1	423
375	Vista Outdoor Inc. Inc, Senior Notes,
	5.875%, 10/01/23 (g)	Ba3	393
			3,878

Container - 4.66%
425	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	439
1,000	ARD Finance S.A., Senior Notes,
	6.625%, 09/15/23 (g) (EUR)	Caa2	1,076
1,025	ARD Finance S.A., Senior Notes,
	7.125%, 09/15/23 (g)	Caa2	1,020
400	Ardagh Packaging Finance plc, Senior Notes,
	6.75%, 01/31/21 (g)	B3	414
975	Ardagh Packaging Finance plc, Senior Notes,
	7.25%, 5/15/24 (g)	B3	1,036
125	Ball Corporation, Senior Notes,
	4%, 11/15/23	Ba1	126
400	Beverage Packaging Holdings (Lux) II S.A., Senior Notes,
	5.625%, 12/15/16 (g)	Caa2	399
275	Bormioli Rocco Holdings, Senior Notes,
	10%, 08/01/18 (g) (EUR)	B3	317
700	Consolidated Container Company LLC, Senior Notes,
	10.125%, 07/15/20 (g)	Caa3	718
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	114
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa2	355
425	Reynolds Group Issuer, Inc., Senior Notes,
	5.75%, 10/15/20	B2	437
1,500	Reynolds Group Issuer, Inc., Senior Notes,
	7%, 7/15/24 (g)	Caa2	1,607
1,600	Reynolds Group Issuer, Inc., Senior Notes,
	8.25%, 02/15/21	Caa2	1,664
925	SIG Combibloc Holdings, Senior Notes,
	7.75%, 02/15/23 (g)(EUR)	Caa1	1,089
			10,811

Energy - 17.98%
490	Alberta Energy Company, Ltd., Senior Notes,
	7.375%, 11/01/31	Ba2	544
120	Alberta Energy Company, Ltd., Senior Notes,
	8.125%, 09/15/30	Ba2	142
375	Antero Midstream Partners, Senior Note,
	5.375%, 09/15/24 (g)	B1	378
375	Archrock Partners, Senior Notes,
	6%, 04/01/21	B3	356
400	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	371
725	CGG SA, Senior Notes,
	6.875%, 01/15/22	Caa2	359
800	Chenier Corpus Christi Holdings, LLC, Senior Notes,
	7%, 06/30/24 (g)	Ba3	866
845	Chesapeake Energy Corp., Senior Notes,
	8%, 12/15/22 (g)	Caa2	856
1,750	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	Ba2	1,807
350	Consol Energy, Inc., Senior Notes,
	5.875%, 04/15/22	Caa1	322
125	Consol Energy, Inc., Senior Notes,
	8%, 04/01/23	Caa1	121
600	Continental Resources, Senior Notes,
	4.90%, 06/01/44	Ba3	506
275	Continental Resources, Senior Notes,
	5%, 09/15/22	Ba3	275
675	Crestwood Midstream Partners, L.P., Senior Notes,
	6.25%, 04/01/23	B1	682
825	CrownRock, L.P., Senior Notes,
	7.125%, 04/15/21 (g)	B3	862
1,225	CrownRock, L.P., Senior Notes,
	7.75%, 02/15/23 (g)	B3	1,314
100	DCP Midstream Operating LP, Senior Notes,
	5.60%, 04/01/44	Ba1	93

300	DCP Midstream, LLC, Senior Notes,
	6.45%, 11/03/36 (g)	Ba2	292
100	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	Ba2	108
225	DCP Midstream, LLC, Senior Notes,
	9.75%, 03/15/19 (g)	Ba2	251
555	Encana Corporation, Senior Notes,
	7.20%, 11/01/31	Ba2	615
550	Energy Transfer Partners, L.P., Senior Notes,
	9%, 04/15/19	Baa3	628
190	Energy Transfer Partners, L.P., Senior Notes,
	9.70%, 03/15/19	Baa3	218
550	Gibson Energy, Inc., Senior Notes,
	6.75%, 07/15/21 (g)	Ba2	563
645	Gulfport Energy Corporation, Senior Notes,
	6.625%, 05/01/23	B2	663
175	Hess Corporation, Senior Notes,
	6%, 01/15/40	Ba1	179
565	Hess Corporation, Senior Notes,
	4.30%, 04/01/27	Ba1	569
70	Hess Corporation, Senior Notes,
	7.125%, 03/15/33	Ba1	79
260	Hess Corporation, Senior Notes,
	7.30%, 08/15/31	Ba1	304
1,430	Hess Corporation, Senior Notes,
	7.875%, 10/01/29	Ba1	1,743
200	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	194
800	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	776
1,125	Matador Resources Company, Senior Notes,
	6.875%, 04/15/23	B3	1,162
825	MPLX LP, Senior Notes,
	4.50%, 07/15/23	Baa3	850
75	Nustar Logistics, L.P., Senior Notes,
	4.80%, 09/01/20	Ba1	75
425	Oneok, Inc., Senior Notes,
	7.50%, 09/01/23	Ba1	476
1,725	Pacific Exploration and Production Corporation, Senior Notes,
	5.375%, 01/26/19 (a)(b)(g)	(e)	315
825	Pacific Exploration and Production Corporation, Senior Notes,
	5.625%, 01/19/25 (a)(b)(g)	(e)	151
270	Pacific Exploration and Production Corporation, Senior Notes,
	12%, 12/22/16 (b)	(e)	272
325	Pacific Exploration and Production Corporation, Senior Notes,
	12%, 12/22/16 (b)(g)	(e)	327
1,075	Parsley Energy LLC, Senior Notes
	7.50%, 2/15/22 (g)	B3	1,139
875	Petrobras Global Finance, Senior Notes,
	8.375%, 05/23/21	B3	955
20	Pride International,Inc., Senior Notes,
	6.875%, 08/15/20	B1	20
520	Pride International,Inc., Senior Notes,
	8.50%, 06/15/19	B1	559
425	QEP Resrouces, Inc., Senior Notes,
	5.25%, 05/01/23	B1	419
740	QEP Resrouces, Inc., Senior Notes,
	6.875%, 03/01/21	B1	775
450	Range Resources Corporaiton, Senior Subordinated Notes,
	4.875%, 05/15/25	B1	432
175	Rockies Expres Pipeline LLC, Senior Notes,
	6%, 01/15/19 (g)	Ba2	184
730	Rowan Companies, Inc., Senior Notes,
	7.875%, 08/01/19	B1	772
325	Sabine Pass LNG, L.P., Senior Notes,
	5.75%, 05/15/24	Ba2	349

175	Sabine Pass LNG, L.P., Senior Notes,
	5.875%, 06/30/26 (g)	Ba2	190
1,050	Sabine Pass LNG, L.P., Senior Notes,
	6.25%, 03/15/22	Ba2	1,148
175	SESI, L.L.C., Senior Notes,
	6.375%, 05/01/19	B2	174
2,025	SESI, L.L.C., Senior Notes,
	7.125%, 12/15/21	B2	1,979
780	Seven Generations Energy Ltd., Senior Notes,
	6.75%, 05/01/23 (g)	Ba3	810
250	Seven Generations Energy Ltd., Senior Notes,
	6.875%, 06/30/23 (g)	Ba3	260
1,325	Seven Generations Energy Ltd., Senior Notes,
	8.25%, 05/15/20 (g)	Ba3	1,413
375	SM Energy Company, Senior Notes,
	6.125%, 11/15/22	B3	377
900	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	B3	909
825	Southwestern Energy Company, Senior Notes,
	5.80%, 01/23/20	B1	826
375	Southwestern Energy Company, Senior Notes,
	6.70%, 01/23/25	B1	375
93	Southwestern Energy Company, Senior Notes,
	7.50%, 02/01/18	B1	98
600	Sunoco L.P., Senior Notes,
	6.25%, 04/15/21 (g)	Ba3	618
325	Sunoco L.P., Senior Notes,
	6.375%, 04/01/23 (g)	Ba3	334
375	Tallgrass Energy Partners, L.P., Senior Notes,
	5.50%, 09/15/24 (g)	B1	378
50	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23	Ba3	48
575	Targa Resources Partners L.P., Senior Notes,
	5.125%, 02/01/25 (g)	Ba3	576
800	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba3	810
700	Targa Resources Partners L.P., Senior Notes,
	6.75%, 03/15/24	Ba3	749
175	Tesoro Logistics, L.P., Senior Notes,
	6.125%, 10/15/21	Ba3	183
425	Transocean, Inc., Senior Notes,
	6%, 03/15/18	Caa1	427
950	Transocean, Inc., Senior Notes,
	9%, 07/15/23 (g)	B1	919
975	WPX Energy, Inc., Senior Notes,
	7.50%, 08/01/20	B3	1,031
715	YPF Sociedad Anonima, Senior Notes,
	8.50%, 03/23/21 (g)	B3	795
			41,695

Entertainment & Leisure - 1.15%
425	ClubCorp Club Operations, Inc., Senior Notes,
	8.25%, 12/15/23 (g)	B3	457
225	EMI Music Publishing Group, Senior Notes,
	7.625%, 06/15/24 (g)	B3	244
425	Entertainment One, Ltd. Senior Notes,
	6.875%, 12/15/22 (g) (GBP)	B1	596
1,000	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	1,032
322	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	Ba3	333
			2,662

Financial - 10.97%
450	Aircastle Limited, Senior Notes,
	5.50%, 02/15/22	Ba1	486
1,125	Alliant Holdings Intermediate, LLC,
	8.25%, 08/01/23 (g)	Caa2	1,145
125	Ally Financial, Inc., Senior Notes,
	5.125%, 09/30/24	Ba3	132
600	Ally Financial, Inc., Senior Notes,
	5.75%, 11/20/25	(e)	629
619	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	Ba3	707
625	Ally Financial, Inc., Senior Notes,
	8%, 11/01/31	Ba3	769
600	Banco Bilbao Vizcaya Argentina, S.A., Senior Notes,
	7%, 12/29/49 (EUR)	(e)	624
1,000	Banco Santander S.A., Senior Notes,
	6.375%, 05/29/49	Ba1	903
300	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (g) (GBP)	B2	382
1,575	Citigroup, Inc.
	5.95%, 12/29/49	Ba2	1,603
300	Citigroup, Inc.
	6.25%, 12/29/49	Ba2	322
25	CNO Financial Group Inc., Senior Notes,
	4.50%, 05/30/20	Ba1	26
625	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25	Ba1	627
950	Credit Agricole S.A., Senior Notes,
	6.625%, 09/29/49 (g)	Ba1	912
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,408
300	Garfunkelux Holdco 3 S.A., Senior Notes,
	8.50%, 11/01/22 (g) (GBP)	B2	395
625	Genworth Holdings, Inc., Senior Notes,
	6.515%, 05/22/18	Ba3	639
1,200	Goldman Sachs Group, Inc.
	5.375%, 12/29/49	Ba1	1,212
625	HRG Group, Inc., Senior Notes,
	7.875%, 07/15/19	Ba3	660
400	HSBC Holdings, plc, Senior Notes,
	6.875%, 12/29/49	Baa3	419
750	Hub Holdings LLC, Senior Notes,
	8.125%, 07/15/19 (g)	Caa2	732
1,100	Hub International Limited, Senior Notes,
	7.875%, 10/01/21 (g)	Caa2	1,122
250	Hub International Limited, Senior Notes,
	9.25%, 02/15/21 (g)	B3	260
650	Icahn Enterprises, Senior Notes,
	4.875%, 03/15/19	Ba3	655
450	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	451
1,465	JP Morgan Chase & Co.
	5.30%, 12/29/49	Baa3	1,485
450	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	444
225	Nationstar Mortgage LLC, Senior Notes,
	7.875%, 10/01/20	B2	228
675	Navient Corporation, Senior Notes,
	5%, 10/26/20	Ba3	673
500	Navient Corporation, Senior Notes,
	7.25%, 09/25/23	Ba3	499
150	NFP Corp., Senior Notes,
	9%, 07/15/21 (g)	Caa2	154
425	Ocwen Financial Group, Senior Notes,
	6.625%, 05/15/19	Caa1	379
850	OneMain Financial Holdings, Inc., Senior Notes,
	7.25%, 12/15/21 (g)	B2	895

600	Quicken Loans, Inc., Senior Notes,
	5.75%, 05/01/25 (g)	Ba2	595
675	Springleaf Finance Corporation, Senior Notes,
	8.25%, 12/15/20	B3	741
775	Standard Chartered PLC, Senior Notes,
	7.50%, 12/29/49 (g)	Ba1	764
1,100	USI Inc., Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	1,115
375	Walter Investment Management Corporation, Senior Notes,
	7.875%, 12/15/21	Caa2	249
			25,441

Food/Tobacco - 1.74%
750	Dean Foods Company, Senior Notes,
	6.50%, 03/15/23 (g)	B2	797
800	Minerva Luxembourg S.A., Senior Notes,
	7.75%, 01/31/23 (g)	B1	844
675	Pinnacle Foods Finance, L.L.C., Senior Notes,
	5.875%, 01/15/24 (g)	B2	722
675	Post Holdings, Inc., Senior Notes,
	5%, 08/15/26 (g)	B3	672
525	Post Holdings, Inc., Senior Notes,
	6.75%, 12/01/21 (g)	B3	563
425	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B1	445
			4,043

Forest Products - 1.39%
275	Cascades, Inc., Senior Notes,
	5.50%, 07/15/22 (g)	Ba3	279
1,150	Cascades, Inc., Senior Notes,
	5.75%, 07/15/23 (g)	Ba3	1,167
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba2	347
625	Mercer International, Inc., Senior Notes,
	7%, 12/01/19	B2	645
350	Mercer International, Inc., Senior Notes,
	7.75%, 12/01/22	B2	368
400	Norbord, Inc., Senior Notes,
	6.25%, 04/15/23 (g)	Ba2	424
			3,230

Gaming - 5.39%
550	Boyd Gaming Corporation, Senior Notes,
	6.375%, 04/01/26 (g)	B3	589
850	Cirsa Funding Luxembourg S.A., Senior Notes,
	5.875%, 05/15/23 (g)(EUR)	B2	992
305	Codere Finance 2 Luxembourge S.A., Senior Notes,
	5.50%, 06/30/21 (h)	(e)	312
339	Codere Finance 2 Luxembourge S.A., Senior Notes,
	9%, 06/30/21 (h)	(e)	345
875	Eldorado Resorts, Inc., Senior Notes,
	7%, 08/01/23	Caa1	929
150	GLP Capital L.P., Senior Notes,
	4.375%, 04/15/21	Ba1	158
275	GLP Capital L.P., Senior Notes,
	5.375%, 04/15/26	Ba1	296
700	Great Canadian Gaming Corporation, Senior Notes,
	6.625%, 07/25/22 (g) (CAD)	B1	560
959	International Game Technology Plc, Senior Notes,
	6.25%, 02/15/22 (g)	Ba2	1,021

800	International Game Technology Plc, Senior Notes,
	6.50%, 02/15/25 (g)	Ba2	862
325	Intralot Finance Luxembourg S.A. , Senior Notes,
	6.75%, 009/15/21 (g) (EUR)	B1	364
425	Intralot Finance Luxembourg S.A. , Senior Notes,
	9.75%, 08/15/18 (g)(EUR)	B1	499
325	MGM Growth Properties Operating Partnership L.P., Senior
	Notes, 5.625%, 05/01/24 (g)	B2	350
600	MGM Resorts International, Senior Notes,
	6%, 03/15/23	B1	650
925	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B1	1,039
275	Safari Holding Verwaltungs GmbH, Senior Notes,
	8.25%, 02/15/21 (g)(EUR)	B2	324
500	Scientific Games International Inc., Senior Notes,
	7%, 01/01/22 (g)	Ba3	529
1,975	Scientific Games International Inc., Senior Notes,
	10%, 12/01/22	Caa1	1,827
775	Shingle Springs Tribal Gaming Authority, Senior Notes,
	9.75%, 09/01/21 (g)	B2	849
			12,495

Health Care - 7.43%
560	Capsugel S.A., Senior Notes,
	7%, 05/15/19 (g)	Caa1	563
275	Centene Escrow Corporation, Senior Notes,
	5.625%, 02/15/21	Ba2	292
175	Centene Escrow Corporation, Senior Notes,
	6.125%, 02/15/24	Ba2	189
125	Concordia Healthcare Corporation, Senior Notes,
	9.50%, 10/21/22 (g)	Caa2	86
450	Crimson Merger, Inc., Senior Notes,
	6.625%, 05/15/22 (g)	Caa2	397
450	DPX Holdings BV, Senior Notes,
	7.50%, 02/01/22 (g)	Caa2	475
575	Endo Finance LLC, Senior Notes,
	6.50%, 02/01/25 (g)	B3	507
150	HCA, Inc., Senior Notes,
	5%, 03/15/24	Ba1	159
1,750	HCA, Inc., Senior Notes,
	5.25%, 06/15/26	Ba1	1,859
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	B1	294
800	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	726
625	Kindred Healthcare, Inc., Senior Notes,
	8%, 01/15/20	B3	633
850	Kinetic Concepts, Senior Notes,
	9.625%, 10/01/21 (g)	Caa1	850
225	Kinetic Concepts, Senior Notes,
	12.50%, 11/01/19	Caa2	225
450	Molina Healthcare, Inc., Senior Notes,
	5.375%, 11/15/22	Ba3	465
225	MPH Acquisition Holdings, Senior Notes,
	7.125%, 06/01/24 (g)	Caa1	242
450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	489
425	Surgery Center Holdings, Senior Notes,
	8.875%, 04/15/21 (g)	Caa2	454
575	Synlab Bondco PLC, Senior Notes,
	6.25%, 07/01/22 (g) (EUR)	B2	682
250	Synlab Bondco PLC, Senior Notes,
	8.25%, 07/01/23 (g)(EUR)	Caa1	299

300	Tenet Healthcare Corporation, Senior Notes,
	4.35%, 06/15/20	Ba3	300
1,332	Tenet Healthcare Corporation, Senior Notes,
	6.75%, 06/15/23	Caa1	1,239
875	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	Caa1	875
675	Valeant Pharmaceuticals International, Senior Notes,
	5.375%, 03/15/20 (g)	B3	624
250	Valeant Pharmaceuticals International, Senior Notes,
	5.875%, 05/15/23 (g)	B3	216
2,300	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B3	2,162
350	Valeant Pharmaceuticals International, Senior Notes,
	6.75%, 08/15/21 (g)	B3	329
825	Valeant Pharmaceuticals International, Senior Notes,
	7%, 10/01/20 (g)	B3	806
825	Valeant Pharmaceuticals International, Senior Notes,
	7.50%, 07/15/21 (g)	B3	796
			17,233

Information Technology - 5.79%
875	Ancestry.com Inc., Senior Notes,
	9.625%, 10/15/18 (g)	Caa1	886
1,325	Ancestry.com Inc., Senior Notes,
	11%, 12/15/20	B3	1,418
1,700	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	1,717
875	CommScope Technologies LLC, Senior Notes,
	6%, 06/15/25 (g)	B1	933
325	Diamond 1 Finance Corporation, Senior Notes,
	5.875%, 06/15/21 (g)	Ba2	345
525	Diamond 1 Finance Corporation, Senior Notes,
	7.125%, 06/15/24 (g)	Ba2	578
575	JDA Escrow/Bond Finance, Subordinated Notes,
	7.375%, 10/15/24 (g)	(e)	591
300	Match Group, Inc., Senior Notes,
	6.375%, 06/01/24	Ba3	326
575	Match Group, Inc., Senior Notes,
	6.75%, 12/15/22	Ba3	613
350	Micron Technology, Inc., Senior Notes,
	5.25%, 08/01/23 (g)	Ba3	346
675	Microsemi Corporation, Senior Notes,
	9.125%, 04/15/23 (g)	B2	768
350	SS&C Technologies Holdings, Inc., Senior Notes,
	5.875%, 07/15/23	B3	369
800	Veritas Bermuda Ltd., Senior Notes,
	7.50%, 02/01/23 (g)	B1	770
400	Veritas Bermuda Ltd., Senior Notes,
	10.50%, 02/01/24 (g)	Caa1	376
1,000	Western Digital Corporation, Senior Notes,
	7.375%, 04/01/23 (g)	Ba1	1,100
1,364	Western Digital Corporation, Senior Notes,
	10.50%, 04/01/24 (g)	Ba2	1,584
650	Zebra Technologies Corporation, Senior Notes,
	7.25%, 10/15/22	B2	704
			13,424

Lodging - .96%
850	Hilton Worldwide Finance, Senior Notes,
	5.625%, 10/15/21	Ba3	873
1,325	Playa Resorts Holding B.V., Senior Notes,
	8%, 08/15/20 (g)	Caa1	1,355
			2,228

Manufacturing - 3.10%
700	Accudyne Industries Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa3	555
1,350	Apex Tool Group, Senior Notes,
	7%, 02/01/21 (g)	Caa1	1,293
400	CNH Capital LLC, Senior Notes,
	3.625%, 04/15/18	Ba1	406
500	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa2	470
150	Manitowoc Food Service, Senior Notes,
	9.50%, 02/15/24	Caa1	169
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	624
700	Pfleiderer GmbH, Senior Notes,
	7.875%, 08/01/19 (EUR)	B2	812
700	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	756
700	SPX Flow, Inc, Senior Notes,
	5.625%, 08/15/24 (g)	B1	710
700	SPX Flow, Inc, Senior Notes,
	5.875%, 08/15/26 (g)	B1	712
675	Terex Corporation, Senior Notes,
	6%, 05/15/21	B2	690
			7,197

Metals & Mining - 7.47%
300	Alcoa Nederland Holding B.V., Senior Notes,
	6.75%, 09/30/24 (g)	Ba3	312
200	Alcoa Nederland Holding B.V., Senior Notes,
	7%, 09/30/26 (g)	Ba3	208
275	Aleris International, Inc., Senior Notes,
	7.875%, 11/01/20	Caa2	279
825	BlueScope Steel (Finance) Limited, Senior Notes,
	6.50%, 05/15/21 (g)	Ba2	872
229	BlueScope Steel (Finance) Limited, Senior Notes,
	7.125%, 05/01/18 (g)	Ba2	234
1,125	Constellium NV, Senior Notes,
	7.875%, 04/01/21 (g)	B2	1,208
250	Constellium NV, Senior Notes,
	8%, 01/15/23 (g)	Caa1	254
1,175	FMG Resources, Senior Notes,
	9.75%, 03/01/22 (g)	Ba1	1,360
475	Freeport McMoran, Inc., Senior Notes,
	2.375%, 03/15/18	B1	468
225	Freeport McMoran, Inc., Senior Notes,
	3.10%, 03/15/20	B1	216
325	Freeport McMoran, Inc., Senior Notes,
	4%, 11/14/21	B1	307
450	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	B1	371
2,050	HudBay Minerals, Inc., Senior Notes,
	9.50%, 10/01/20	B3	2,055
825	Lundin Mining Corporation, Senior Notes,
	7.50%, 11/01/20 (g)	B1	877
274	Lundin Mining Corporation, Senior Notes,
	7.875%, 11/01/22 (g)	B1	292
1,075	Murray Energy Corporation, Senior Notes,
	11.25%, 04/15/21 (g)	C	618
525	New Gold Inc., Senior Notes,
	6.25%, 11/15/22 (g)	B3	538
325	Novelis, Inc., Senior Notes,
	5.875%, 09/30/26 (g)	B2	333

617	Novelis, Inc., Senior Notes,
	6.25%, 08/15/24 (g)	B2	656
875	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (g) (EUR)	Caa1	1,024
1,050	Ryerson Inc., Senior Secured Notes,
	11%, 05/15/22 (g)	Caa1	1,155
325	Teck Resources Limited, Senior Notes,
	8%, 06/01/21 (g)	B1	355
616	Vale Overseas Limited, Senior Notes,
	5.875%, 06/10/21	Ba3	644
625	Vale Overseas Limited, Senior Notes,
	6.25%, 08/10/26	Ba3	653
625	Vale Overseas Limited, Senior Notes,
	6.875%, 11/21/36	Ba3	612
785	Wise Metals Group L.L.C., Senior Notes,
	8.75%, 12/15/18 (g)	Caa3	807
575	Zekelman Industries, Senior Notes,
	9.875%, 06/15/23 (g)	Caa2	607
			17,315

Other Telecommunications - 1.98%
600	Century Link Inc., Senior Notes,
	7.50%, 04/01/24	Ba3	644
475	Equinix, Inc., Senior Notes,
	5.375%, 01/01/22	B1	505
250	Equinix, Inc., Senior Notes,
	5.75%, 01/01/25	B1	266
875	Frontier Communications, Inc., Senior Notes,
	8.875%, 09/15/20	Ba3	945
625	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B2	655
225	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26 (g)	B1	232
725	Level 3 Financing, Inc., Senior Notes,
	5.375%, 01/15/24	B1	758
250	Level 3 Financing, Inc., Senior Notes,
	5.625%, 02/01/23	B1	260
300	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25	B3	320
			4,585

Publishing - 1.05%
625	Cengage Learning, Inc., Senior Notes,
	9.50%, 06/15/24 (g)	Caa1	636
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	240
325	Harland Clarke Holdings Corporation, Senior Notes,
	9.75%, 08/01/18 (g)	B1	334
600	McGraw Hill Global, Senior Notes,
	7.875%, 05/15/24 (g)	B3	648
575	MHGE Parent, LLC, Senior Notes,
	8.50%, 08/01/19 (g)	Caa1	582
			2,440

Real Estate Investment Trust Securities - .11%
250	VEREIT Operating Partnership, L.P., Senior Securities,
	4.125%, 06/01/21	Ba1	259

Restaurants - .87%
425	1011778 B.C. United Liability Company, Senior Notes,
	4.625%, 01/15/22 (g)	Ba3	442
225	KFC Holding Company, Senior Notes,
	5%, 06/01/24 (g)	B1	235
450	KFC Holding Company, Senior Notes,
	5.25%, 06/01/26 (g)	B1	476
300	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	285
575	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	580
			2,018

Retail - 2.94%
150	Claire’s Stores, Inc., Senior Subordinated Notes,
	10.50%, 06/01/17	C	60
550	JC Penney Corporation, Inc., Senior Notes,
	5.875%, 07/01/23 (g)	Ba2	572
750	JC Penney Corporation, Inc., Senior Notes,
	8.125%, 10/01/19	B3	821
675	JoAnn Stores Holdings, Inc., Senior Notes,
	9.75%, 10/15/19 (g)	Caa1	663
650	JoAnn Stores LLC, Senior Notes,
	8.125%, 03/15/19 (g)	Caa1	650
400	Kirk Beauty One GmbH, Senior Notes,
	8.75%, 07/15/23 (g) (EUR)	Caa1	481
120	Matalan Finance Plc, Senior Notes,
	6.875%, 06/01/19 (g)(GBP)	B2	123
625	New Look Secured Issuer Plc, Senior Notes,
	6.50%, 07/01/22 (g)(GBP)	B1	747
125	New Look Senior Issuer Plc, Senior Notes,
	8%, 07/01/23 (g)(GBP)	Caa1	135
1,475	PetSmart, Inc., Senior Notes,
	7.125%, 03/15/23 (g)	B3	1,545
1,100	The Men’s Warehouse, Inc., Senior Notes,
	7%, 07/01/22	B2	1,023
			6,820

Satellites - 1.90%
1,075	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26 (g)	B3	1,035
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	825
825	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	Caa2	639
1,900	Intelsat Jackson Holdings Ltd., Senior Notes,
	8%, 02/15/24 (g)	B1	1,905
			4,404

Services - 6.24%
525	Acosta, Inc., Senior Notes,
	7.75%, 10/01/22 (g)	Caa1	432
350	The ADT Corporation, Senior Notes,
	4.125%, 06/15/23	Ba2	345
475	The ADT Corporation, Senior Notes,
	4.875%, 07/15/32 (g)	Ba2	416
600	The ADT Corporation, Senior Notes,
	6.25%, 10/15/21	Ba2	655
550	Alliance Data Systems Company, Senior Notes,
	5.375%, 08/01/22 (g)	(e)	536
825	Avis Budget Car, Senior Notes,
	5.25%, 03/15/25 (g)	B1	795
425	Blueline Rental Finance, Senior Notes,
	7%, 02/01/19 (g)	B3	371

1,625	CEB, Inc., Senior Notes,
	5.625%, 06/15/23 (g)	B1	1,613
750	First Data Corporation, Senior Notes,
	5.375%, 08/15/23 (g)	Ba3	772
4,425	First Data Corporation, Senior Notes,
	7%, 12/01/23 (g)	B3	4,679
675	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	712
450	Iron Mountain Canada, Senior Notes,
	5.375%, 09/15/23 (g) (CAD)	Ba3	343
541	Lender Processing Services, Inc., Senior Notes,
	5.75%, 04/15/23	Baa3	570
425	MSCI, Inc., Senior Notes,
	5.25%, 11/15/24 (g)	Ba2	449
325	Nord Anglia Education Finance LLC, Senior Notes,
	5.75%, 07/15/22 (g) (CHF)	B1	349
300	Prime Security Services Borrower, LLC, Senior Notes,
	9.25%, 05/15/23 (g)	B3	327
225	Sabre GLBL, Inc., Senior Notes,
	5.375%, 04/15/23 (g)	Ba2	232
650	Transworld Systems, Inc., Senior Notes,
	9.50%, 08/15/21 (g)	Caa2	351
550	West Corporation, Senior Notes,
	5.375%, 07/15/22 (g)	B3	536
			14,483

Supermarkets - 1.91%
725	Albertsons Companies, LLC, Senior Notes,
	6.625%, 06/15/24 (g)	B3	754
450	Albertsons Companies, LLC, Senior Notes,
	5.75%, 03/15/25 (g)	B3	447
325	New Albertson’s Inc., Senior Notes,
	7.45%, 08/01/29	(e)	322
200	New Albertson’s Inc., Senior Notes,
	8%, 05/01/31	(e)	201
1,510	Rite Aid Corporation, Senior Notes,
	6.125%, 04/01/23 (g)	B3	1,631
850	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21	B3	898
182	Safeway, Inc., Senior Notes,
	7.25%, 02/01/31	B3	181
			4,434

Transportation - .32%
325	OPE KAG Finance, Senior Notes,
	7.875%, 07/31/23 (g)	Caa1	308
425	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	429
			737

Utilities - 3.41%
850	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba3	884
400	AES Corporation, Senior Notes,
	6%, 05/15/26	Ba3	422
625	Calpine Corporation, Senior Notes,
	5.375%, 01/15/23	B2	623
400	DPL Inc., Senior Notes,
	7.25%, 10/15/21	Ba3	410
150	Dynergy Finance, Senior Notes,
	6.75%, 11/01/19	B3	154

1,646	Energy Future Intermediate Holding Company,
	Senior Secured Notes, 11.75%, 03/01/22 (a)(b)(g)	(e)	2,025
275	NRG Energy, Inc., Senior Notes,
	6.625%, 01/15/27 (g)	B1	268
1,150	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	1,170
1,350	NRG Energy, Inc., Senior Notes,
	7.25%, 05/15/26 (g)	B1	1,380
100	TerraForm Power Operating LLC, Senior Notes,
	6.625%, 06/15/25 (g)	Caa1	105
450	TerraForm Power Operating LLC, Senior Notes,
	6.375%, 02/01/23 (g)	Caa1	464
			7,905

Wireless Communications - 5.97%
675	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	942
400	Digicel Group Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	356
250	Digicel Group Limited, Senior Notes,
	7.125%, 04/01/22 (g)	Caa1	196
2,175	Digicel Group Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	1,871
500	OTE Plc, Senior Notes,
	7.875%, 02/07/18 (EUR)	Caa2	599
825	Sable International Finance Limited, Senior Notes,
	6.875%, 08/01/22 (g)	Ba3	850
1,625	Sprint Communications, Inc., Senior Notes,
	8.75%, 03/15/32	Caa1	1,668
725	Sprint Communications, Inc., Senior Notes,
	11.50%, 11/15/21	Caa1	832
325	TBG Global Pte. Ltd., Senior Notes,
	5.25%, 02/10/22	(e)	338
275	T-Mobile, USA, Inc., Senior Notes,
	6%, 04/15/24	Ba3	294
300	T-Mobile, USA, Inc., Senior Notes,
	6.375%, 03/01/25	Ba3	326
175	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/24	Ba3	189
2,400	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba3	2,655
180	VB S1 Issuer LLC, Senior Notes,
	6.901%, 06/15/46 (g)	(e)	182
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	314
2,125	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.375%, 04/23/21 (g)	Caa1	2,226
			13,838
	Total Corporate Debt Securities (Total cost of $291,243)		297,282

BANK DEBT SECURITIES - .22% (d)(f)
Energy - .22%
814	Hercules Offshore Inc.,
	10.50%, 05/06/20 (b)	(e)	513
	Total Bank Debt Securities (Total cost of $492)		513

Shares
PREFERRED STOCK - .89% (d)(f)
Health Care - .19%
539	Allergan Plc, Convertible, 5.50%	(e)	443

Utilities - .27%
12,550	Nextera Energy, Inc.	(e)	625

Wireless Communications - .43%
2,207	American Tower Corporation, Convertible, 5.25%	(e)	245
2,159	American Tower Corporation, Convertible, 5.50%	(e)	237
2,800	Crown Castle International Corp., Convertible, 4.50%	(e)	316
2,476	T-Mobile US, Inc., Convertible, 5.50%	(e)	193
			991
	Total Preferred Stock (Total cost of $2,019)		2,059

COMMON STOCK - 1.35% (d)(f)
17,400	First Data Corporation (c)		229
3,000	Howard Hughes Corporation (c)		343
6,025	Liberty Broadband Corporation (c)		431
31,226	NRG Energy, Inc		350
6,750	Pacific Exploration Corporation, Warrants (b)(c)(i)		190
26,400	Rowan Companies plc (c)		400
267	Sentry Holdings A (c)(i)(GBP)		—
59,572	Sentry Holdings B (c)(i)(GBP)		57
15,600	T-Mobile US, Inc. (c)		729
21,900	YPF S.A. ADR		399
			3,128
	Total Common Stock (Total cost of $3,054)		3,128

SHORT-TERM INVESTMENTS - 1.55%(d)(f)
$3,605	BNP Paribas, New York, Commercial Paper, Due 10/03/16, Discount of .27%	P-1	3,605
	Total Short-Term Investments (Total cost of $3,605)		3,605

	TOTAL INVESTMENTS - 132.20% (d) (Total cost of $300,413)		306,587

	CASH AND OTHER ASSETS LESS LIABILITIES - (32.20)% (d)		(74,669)

	NET ASSETS - 100.00%		$231,918

(a)	Denotes income is not being accrued.

(b)	Denotes issuer is in bankruptcy proceedings.

(c)	Non-income producing.

(d)	Percentages indicated are based on total net assets to common shareholders of $231,918.

(e)	Not rated.

(f)	All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1 of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $179,055 as of September 30, 2016.

(h) Pay-In-Kind

(i) Level 3 Security

(CAD) Canadian Dollar

(CHF) Swiss Franc

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2016 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

Royal Bank of Canada	10/14/16	GBP	(2,187)	$2,879	$2,835	$44

Westpac Banking	10/14/16	GBP	(88)	114	114	—

Canadian Imperial Bank of Commerce	10/14/16	GBP	(98)	128	127	1

Morgan Stanley	10/14/16	GBP	(99)	130	128	2

Bank of America	11/18/16	CHF	(339)	354	350	4

Citibank	12/15/16	EUR	999	1,126	1,119	7

Citibank	12/15/16	EUR	123	138	138	—

Citibank	12/15/16	EUR	569	641	639	2

Citibank	12/15/16	EUR	(10,353)	11,660	11,668	(8)

Citibank	12/15/16	EUR	(1,002)	1,129	1,129	—

Canadian Imperial Bank of Commerce	12/30/16	CAD	(1,193)	902	910	(8)

Net unrealized gain on open forward currency exchange contracts						$44

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2016 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2016 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2016 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$297,795	—	$297,795
Preferred Stock
Health Care	443	—	—	443
Utilities	625	—	—	625
Wireless Communications	991	—	—	991
Common Stock
Building & Real Estate	343	—	—	343
Cable	431	—	—	431
Energy	799	—	190	989
Financial	—	—	57	57
Services	229	—	—	229
Utilities	350	—	—	350
Wireless Communications	729	—	—	729
Short-Term Investments	—	3,605	—	3,605
Total Investments	$4,940	$301,400	$247	$306,587

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$44	$—	$44

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned three Level 3 securities at September 30, 2016. They are identified on the Schedule of Investments with a footnote (i) and have a value of $247,000. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the absence of trading, the occurrence of company specific or industry events, liquidity, broker coverage and other market factors.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Securities
Balance, December 31, 2015	$—
Net purchases/(sales)	260
Change in unrealized appreciation (depreciation)	219
Realized gain (loss)	—
Transfers to Level 2 From Level 3	(272)
Transfers to Level 3 from Level 2	40
Balance, September 30, 2016	$247

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2016, the Fund recognized no transfers between Levels 1 and 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 23, 2016

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 23, 2016